Disclosure of Detailed Information About Trade and Other Receivables and Prepayments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables	$ 204	$ 241
Less: provision for expected credit losses	(123)	(125)
Trade receivables, net	81	116
Deferred Rent	64	73
Amortization of deferred rent	(33)	(42)
Provision for doubtful deferred rent	0	(2)
Prepayments	45	49
Other receivables	12	13
Trade and other receivables and prepayments, net	169	207
Deferred rent, non-current	(19)	(17)
prepayments and other receivables	(5)	(7)
Non-current portion	(24)	(24)
Current portion	$ 145	$ 183